Current financial debt and derivative financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of current financial debt and derivative instruments [abstract]
Interest bearning accounts of associates payable on demand		$ 1,814
Bank and other financial debt	$ 863	899
Commercial Papers	2,772	893
Current portion of non-current financial debt	2,241	2,621
Fair value of derivative financial instruments	55	68
Total current financial debt and derivative financial instruments	$ 5,931	$ 6,295
Weighted average interest rate, associates	0.25%	0.25%
Weighted average interest rate on Bank and other financial debt	9.70%	6.10%
Payment of interest bearing accounts to beneficiaries	$ 900